Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Stock Options Activities	The following table sets forth the stock options activities for the six months ended June 30, 2023 and 2024:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Grant Date Fair Value
		US$		US$
Outstanding as of January 1, 2023	74,131,026	0.0000001	2.69	0.59
-Exercised	(5,393,650)	0.0000001	—	—
-Forfeited	(1,392,250)	0.0000001	—	—
Outstanding as of June 30, 2023	67,345,126	0.0000001	2.30	0.54
Exercisable as of June 30, 2023	67,065,601	0.0000001	2.30	0.54

Outstanding as of January 1, 2024	65,709,001	0.0000001	1.85	0.52
-Exercised	(500,000)	0.0000001	—	—
-Forfeited	(90,000)	0.0000001	—	—
Outstanding as of June 30, 2024	65,119,001	0.0000001	1.54	0.52
Exercisable as of June 30, 2024	64,963,376	0.0000001	1.53	0.52

Schedule of Fair value Assumptions	Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:
	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2%	2.2%
Expected dividend yield	0%	0%
Contractual term (in years)	5	5